Financial instruments - Schedule of Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	$ 2.0	$ 2.1
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	2.0	2.1
Other receivables		0.0
Contingent consideration	0.0	0.0
Total derivative instruments	0.0
Total financial assets	2.0	2.1
Long-term debt	2,021.9	2,035.6
Convertible debentures		0.3
Total derivative instruments	0.0	0.0
Total financial liabilities	2,021.9	2,035.9
Level 1 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0	0.0
Total derivative instruments	0.0	0.0
Level 1 | Commodity contracts for regulated operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0
Total derivative instruments	0.0	0.0
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0.0	0.0
Other receivables		0.7
Contingent consideration	0.0	0.0
Total derivative instruments	94.6
Total financial assets	94.6	83.7
Long-term debt	4,164.8	4,166.0
Convertible debentures		0.0
Total derivative instruments	22.8	17.5
Total financial liabilities	4,187.6	4,183.5
Level 2 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	94.5	83.0
Total derivative instruments	22.2	16.7
Level 2 | Commodity contracts for regulated operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.1
Total derivative instruments	0.6	0.8
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0.0	0.0
Other receivables		0.0
Contingent consideration	83.7	79.4
Total derivative instruments	0.0
Total financial assets	83.7	79.4
Long-term debt	0.0	0.0
Convertible debentures		0.0
Total derivative instruments	0.0	0.0
Total financial liabilities	0.0	0.0
Level 3 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0	0.0
Total derivative instruments	0.0	0.0
Level 3 | Commodity contracts for regulated operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0
Total derivative instruments	0.0	0.0
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	2.0	2.1
Other receivables		0.7
Contingent consideration	83.7	79.4
Total derivative instruments	94.6
Total financial assets	180.3	165.2
Long-term debt	6,115.1	6,168.9
Convertible debentures		0.3
Total derivative instruments	22.8	17.5
Total financial liabilities	6,137.9	6,186.7
Carrying amount | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	94.5	83.0
Total derivative instruments	22.2	16.7
Carrying amount | Commodity contracts for regulated operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.1
Total derivative instruments	0.6	0.8
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	2.0	2.1
Other receivables		0.7
Contingent consideration	83.7	79.4
Total derivative instruments	94.6
Total financial assets	180.3	165.2
Long-term debt	6,186.7	6,201.6
Convertible debentures		0.3
Total derivative instruments	22.8	17.5
Total financial liabilities	6,209.5	6,219.4
Fair value | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	94.5	83.0
Total derivative instruments	22.2	16.7
Fair value | Commodity contracts for regulated operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.1
Total derivative instruments	$ 0.6	$ 0.8